Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Trxade Group, Inc. (“we”, “our”, “Trxade”, and the “Company”) owns 100% of Trxade, Inc., Integra Pharma Solutions, LLC, Community Specialty Pharmacy, LLC and Alliance Pharma Solutions, LLC. The merger of Trxade, Inc. and Trxade Group, Inc. occurred in May 2013. Community Specialty Pharmacy was acquired in October 2018.

Trxade, Inc. operates a web-based market platform that enables commerce among healthcare buyers and sellers of pharmaceuticals, accessories and services.

Integra Pharma Solutions, LLC is a licensed pharmaceutical wholesaler and sells brand, generic and non-drug products.

Community Specialty Pharmacy, LLC is an accredited independent retail pharmacy with a focus on specialty medications. The company operates with innovative pharmacy model which offers home delivery services to any patient thereby providing convenience.

Alliance Pharma Solutions, LLC has developed same day Pharma delivery software – Delivmeds.com and invested in SyncHealth MSO, LLC a managed services organization during January 2019.

Basis of Presentation - The accompanying unaudited interim consolidated financial statements of Trxade Group, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s Form 10K.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the year ended December 31, 2018 as reported in the Company’s Annual Report on Form 10K have been omitted.

Equity Investments – If the investments are less than 50% owned and more than 20% owned the entities use the equity method of accounting in accordance with ASC 323-10 – Investments – Equity Method and Joint Ventures.

The share of income (loss) of such entities is recorded as a single amount as share in equity income (loss) of investments. Dividends, if any, are recorded as a reduction of the investment.

Income Per Common Share – Basic net income per common share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding. Diluted net income per common share is computed similar to basic net income per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The dilutive effect of the Company’s options and warrants is computed using the treasury stock method while the dilutive effect of our convertible notes is computed using the if-converted method.

The following table sets forth the computation of basic and diluted Income per Share:

	For three months ended June 30,		For six months ended June 30,
	2019	2018	2019	2018
Numerator:
Net Income	$57,981	$20,513	$183,210	$102,782

Numerator for basic and diluted EPS - income available to common Shareholders	57,981	$20,513	183,210	$102,782

Denominator:
Denominator for basic EPS – Weighted average shares	33,726,489	31,985,827	33,546,329	31,985,827
Dilutive Effect of Warrants, Options and Convertible Debt	2,627,262	2,493,579	2,807,422	2,486,984
Denominator for diluted EPS – adjusted Weighted average shares and assumed Conversions	36,353,751	34,479,406	36,353,751	34,472,811
Basic and Diluted income per common share	$0.00	$0.00	$0.01	$0.00

Recent Accounting Pronouncements – The Company has implemented all new relevant accounting pronouncements that are in effect through the date of these financial statements. The pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its consolidated financial position or results of operations.

Effective January 1, 2019, the Company adopted ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) using the required modified retrospective approach. The most significant changes under the new guidance include clarification of the definition of a lease, and the requirements for lessees to recognize a Right of Use (“ROU”) asset and a lease liability for all qualifying leases with terms longer than twelve months in the consolidated balance sheet. In addition, under Topic 842, additional disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. See Footnote #7 below for more detail on the Company’s accounting with respect to leases.

Effective January 1, 2019, the Company adopted ASU No. 2018-07, Compensation – Stock Based Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-7”), which aligns accounting for share-based payments issued to nonemployees to that of employees under the existing guidance of Topic 718, with certain exceptions. This update supersedes previous guidance for equity-based payments to nonemployees under Subtopic 505-50, Equity – Equity-Based Payments to Non-Employees. The adoption of ASU 2018-07 did not have a material impact on the Company’s consolidated financial statements.

NOTE 1 – ORGANIZATION

Trxade Group, Inc. (“we”, “our”, “Trxade”, and the “Company”) owns 100% of Trxade, Inc., Integra Pharma Solutions, LLC, Community Specialty Pharmacy, LLC and Alliance Pharma Solutions, LLC. The merger of Trxade, Inc. and Trxade Group, Inc. occurred in May 2013. Community Specialty Pharmacy was acquired October 2018.

Trxade, Inc. operates a web-based market platform that enables commerce among healthcare buyers and sellers of pharmaceuticals, accessories and services.

Integra Pharma Solutions, LLC is a licensed pharmaceutical wholesaler and sells brand, generic and non-drug products.

Community Specialty Pharmacy, LLC is an accredited independent retail pharmacy with a focus on specialty medications. The company operates with innovative pharmacy model which offers home delivery services to any patient thereby providing convenience.

Alliance Pharma Solutions, LLC has developed same day Pharma delivery software – Delivmeds.com and invested in SyncHealth MSO, LLC a managed services organization in January 2019. (See Note 13).